Condensed Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (3,329)	$ 9,203,778	$ 11,104,488	$ 17,922,732
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party under note payable	2,392	0	1,530	1,530
Offering costs allocated to derivative warrant liabilities		0	1,413,340	1,413,340
Change in fair value of derivative warrant liabilities	0	(9,000,000)	(15,866,660)	(23,933,330)
Income from investments held in Trust Account	0	(600,790)	(9,953)	(23,684)
Changes in operating assets and liabilities:
Prepaid expenses		(604,006)	(633,364)	(105,654)
Accounts payable		(44,404)	459,024	48,917
Accrued expenses		(810,222)	2,070,568	2,343,864
Franchise tax payable	937	(101,425)	97,585	120,488
Income tax payable		57,686	0
Net cash used in operating activities	0	(1,899,383)	(1,363,442)	(2,211,797)
Cash Flows from Investing Activities
Cash deposited in Trust Account		0	(400,000,000)	(400,000,000)
Net cash used in investing activities		0	(400,000,000)	(400,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party	500	0	(192,312)	(192,312)
Proceeds received from initial public offering, gross		0	400,000,000	400,000,000
Proceeds received from private placement		0	10,000,000	10,000,000
Working Capital Loan - related party		1,900,000	100,000	920,000
Offering costs paid		0	(8,467,900)	(8,467,900)
Net cash provided by financing activities	500	1,900,000	401,439,788	402,259,788
Net change in cash	500	617	76,346	47,991
Cash - beginning of the period		48,491	500	500
Cash - end of the period	500	49,108	76,846	48,491
Supplemental disclosure of noncash activities:
Deferred offering costs included in accrued expenses		0	85,000	85,000
Deferred offering costs paid by related party under promissory note		0	51,890	51,890
Accounts payable paid through promissory note		0	750	750
Deferred underwriting commissions in connection with the initial public offering		$ 0	$ 14,000,000	14,000,000
Deferred offering costs paid in exchange for issuance of Class F common stock to Sponsor	25,000			0
Deferred offering costs included in accounts payable	750			0
Deferred offering costs included in accrued expenses	157,261			0
Deferred offering costs included in note payable	$ 135,250			$ 0